Investments - Fixed Maturities Securities and Short-Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 55.6	$ 55.9
Unrealized Gains	0.0	0.1
Unrealized Losses	(0.7)	0.0
Fair Value	54.9	56.0
Fair Value	9.1	0.0
Amortized Cost	64.7
Unrealized Gains	0.0
Unrealized Losses	(0.7)
Total investments	64.0	56.0
U.S. government and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	9.3	10.1
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Fair Value	9.3	10.1
Amortized Cost	9.1
Unrealized Gains	0.0
Unrealized Losses	0.0
Fair Value	9.1
States, and other territories
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	5.8	5.1
Unrealized Gains	0.0	0.0
Unrealized Losses	(0.1)	0.0
Fair Value	5.7	5.1
Corporate securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	17.3	17.4
Unrealized Gains	0.0	0.0
Unrealized Losses	(0.2)	0.0
Fair Value	17.1	17.4
Foreign securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	0.9	0.8
Unrealized Gains	0.0	0.0
Unrealized Losses	0.0	0.0
Fair Value	0.9	0.8
Residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	10.8	12.9
Unrealized Gains	0.0	0.0
Unrealized Losses	(0.2)	0.0
Fair Value	10.6	12.9
Commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	4.8	5.4
Unrealized Gains	0.0	0.1
Unrealized Losses	(0.1)	0.0
Fair Value	4.7	5.5
Asset backed securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	6.7	4.2
Unrealized Gains	0.0	0.0
Unrealized Losses	(0.1)	0.0
Fair Value	$ 6.6	$ 4.2